UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07680

Minnesota Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/07

Date of reporting period: 5/31/07

Item 1 - Schedule of Investments

Schedule of INVESTMENTS May 31, 2007 (unaudited)

Minnesota Municipal Income Portfolio

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities ---148.5%
Authority Revenue – 1.6%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$ 1,000,000	$ 997,530

Education Revenue – 20.0%
Higher Education Facility, Augsburg College,
5.00%, 5/1/23	500,000	515,300
5.00%, 5/1/28	1,800,000	1,847,250
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	1,000,000	1,027,590
Higher Education Facility, St. John’s University, 5.00%,10/1/22	1,000,000	1,047,110
Higher Education Facility, St Olaf College, 4.50%, 10/1/27	4,000,000	3,926,560
Higher Education Facility, University of St. Thomas, 5.00%, 4/1/23	800,000	832,984
Higher Education Facility, University of St. Thomas (Prerefunded 4/1/08 @ 100), 5.38%, 4/1/18 (b)	800,000	810,720
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project, 5.00%, 12/1/36	500,000	507,260
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School, 5.50%, 10/1/24	1,000,000	1,026,530
University of MN Special Purpose Revenue, State Supported Stadium Debt, 4.00%, 8/1/12	800,000	804,344
		12,345,648

General Obligation – 7.7%
Delano Independent School District (FSA) (Crossover Refunded 2/1/11 @ 100), 5.88%, 2/1/25 (b)	1,000,000	1,065,050
Sauk Rapids Independent School District (MBIA) (Crossover Refunded 2/1/11 @ 100), 5.75%, 2/1/23 (b)	3,500,000	3,712,870
		4,777,920

Healthcare Revenue – 53.0%
Agriculture and Economic Development, Health Care System, Fairview Hospital, 5.75%, 11/15/26	35,000	35,968
Aitkin Health Care Facilities, Riverwood Health Care Center, 5.50%, 2/1/24	500,000	512,425
Colorado Health Authority Revenue, Christian Living Communities Project A, 5.75%, 1/1/26	500,000	523,985
Colorado Health Facilities Authority, Volunteers of America Care, 5.20%, 7/1/22	750,000	746,865
Crookston Health Care, Riverview Health Project, 5.20%, 5/1/22	550,000	547,156
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	990,780
6.00%, 6/1/29	1,000,000	1,010,000
5.50%, 6/1/35	1,000,000	1,035,970
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital, 5.25%, 2/15/33	1,500,000	1,541,655
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%,4/1/31 (b)	650,000	728,988
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%,12/1/25	680,000	696,966
Illinois Finance Authority Revenue, Franciscan Communities, 5.50%, 5/15/37	675,000	683,235
Illinois Finance Authority, Three Crowns Park Plaza, 5.88%, 2/15/26	500,000	524,950
Inver Grove Heights Minnesota Nursing, Presbyterian Home Care, 5.38%, 10/1/26	800,000	803,304
Maple Grove Health Care, Maple Grove Hospital Corporation, 5.25%, 5/1/25	1,000,000	1,037,530
Marshall Health Care Facility, Weiner Medical Center Project, 6.00%, 11/1/28	750,000	813,368
Minneapolis Health Care Facilities, Allina Health Systems, 5.75%, 11/15/32	3,000,000	3,188,490
Minneapolis Health Care, Fairview Health Services (Prerefunded 5/15/12 @101), 5.63%, 5/15/32 (b)	2,000,000	2,167,760
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	1,000,000	1,038,980
Moorhead, Minnesota Economic Development Authority, Housing Development Eventide Project, 5.15%, 6/1/29	700,000	700,812
Northfield Hospital Revenue, 5.38%, 11/1/31	1,500,000	1,561,200
Pine City Health Care Revenue, North Branch (GNMA), 5.00%, 10/20/47	325,000	332,218
Shakopee Health Care Facility, St. Francis Regional Medical Center, 5.25%, 9/1/34	1,000,000	1,021,670
St. Cloud Health Care Revenue, St. Cloud Hospital Obligated Group (FSA), 5.75%, 5/1/26	4,500,000	4,750,875
St. Louis Park Health Care Facilities, Park Nicollet Health Systems, 5.25%, 7/1/30	1,250,000	1,290,962
St. Paul Housing and Redevelopment Authority Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	550,000	600,605
St. Paul Housing and Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	1,000,000	1,026,580
St. Paul Housing and Redevelopment Authority, Rossy and Richard Shaller Family, Sholom East Project, 5.25%, 10/1/42	650,000	653,815
St. Paul Port Authority Lease, HealthEast Midway Campus,
5.75%, 5/1/25	100,000	103,265
5.88%, 5/1/30	500,000	514,945
6.00%, 5/1/30	900,000	928,521
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	500,000	538,850
		32,652,693

Housing Revenue – 26.1%
Cottage Grove Senior Housing Revenue, Cottage Grove Project, 5.00%, 12/1/31	475,000	467,353
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments, 6.25%, 5/1/18	500,000	512,000
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	400,000	407,948
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA), 4.80%, 4/15/34	1,000,000	1,004,250
Minneapolis Housing Revenue, Keeler Apartments Project, 5.00%, 10/1/37	750,000	733,898
Minneapolis-St. Paul Housing, Finance Board Single Family Mortgage Revenue (AMT), Mortgage Backed City Living, 5.00%, 11/1/38	1,748,679	1,757,632
Minnesota State Housing Finance Agency, Residential Housing – Series D (AMT), 4.70%, 7/1/27	2,750,000	2,696,623
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	800,000	807,296
New Hope Multifamily Revenue, Northridge B (Prerefunded 7/1/06 @ 100) 6.05%, 1/1/17 (b)	400,000	420,804
Pine County Housing and Redevelopment Authority, 5.00%, 2/1/31	1,000,000	1,030,430
Prior Lake Senior Housing, Shepards Path Senior Housing, 5.70%, 8/1/36	500,000	512,870
Rochester Multifamily Housing, Weatherstone Apartments (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,082,660
St. Anthony Housing, Silver Lake Village, 5.63%, 2/1/31	1,000,000	1,040,950
State Housing and Finance Agency, 5.95%, 1/1/17	795,000	800,764
State Housing and Redevelopment Authority, Goodhue County Apartments, 6.63%, 1/1/24	345,000	365,179
Worthington Housing Authority Revenue, Meadows Worthington Project, 5.25%, 11/1/28	500,000	496,800
		16,137,457

Leasing Revenue – 0.4%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Crossover Refunded 2/1/14 @100), 5.13%, 2/1/24 (b)	250,000	263,310

Miscellaneous Revenue – 4.8%
Minneapolis Revenue, University Gateway Project, 4.50%, 12/1/31	3,000,000	2,943,210

Recreation Authority Revenue – 3.6%
Moorhead Golf Course, 5.88%, 12/1/21	490,000	495,841
St. Paul Port Authority Hotel Facility, Radisson Kellogg Project (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	900,000	962,478
St. Paul Recreational Facilities, Highland National Project, 5.00%,10/1/25	750,000	783,728
		2,242,047

Tax Revenue – 5.2%
Minneapolis Development Revenue, Limited Tax Supported Common Bond (AMT) 4.85%, 12/1/17	580,000	591,061
4.88%, 12/1/18	610,000	620,449
Minneapolis Tax Increment Revenue, Grant Park Project, 5.35%, 2/1/30	1,000,000	1,003,260
Minneapolis Tax Increment Revenue, St. Anthony Falls Project,
5.65%, 2/1/27	450,000	459,522
5.75%, 2/1/27	500,000	513,585
		3,187,877

Transportation Revenue – 10.2%
Minneapolis and St. Paul Metropolitan Airport Commission (AMT) (FGIC), 5.25%, 1/1/21	1,000,000	1,030,200
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/10 @ 101), 5.75%, 1/1/32 (b)	5,000,000	5,277,900
		6,308,100

Utility Revenue – 15.9%
Rochester Electric Utility Revenue, 5.00%, 12/1/30	1,000,000	1,052,530
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA),
4.34%, 1/1/19 (c)	10,000,000	6,081,500
4.48%, 1/1/23 (c)	2,000,000	1,002,720
4.50%, 1/1/24 (c)	3,500,000	1,673,280
		9,810,030

Total Municipal Long-Term Securities
(cost: $88,026,866)		91,665,822

Short Term Investments – 0.3%
Money Market Fund – 0.3%
Federated Minnesota Municipal Cash Trust	172,623	172,623
(cost: $172,623)

Total Investments in Securities (d) – 148.8% (cost: $88,199,489)		$91,838,445

Preferred Shares at Liquidation Value – (50.4)%		(31,100,000)
Other Assets and Liabilities, Net – 1.6%		1,007,323
Total Net Assets – 100.0%		$61,745,768

Notes to Schedule of Investments:
(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.
As of May 31, 2007, the fund had no fair valued securities.

(b)
Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)	For zero-coupon investments, the interest rate shown is the effective yield as of May 31, 2007.

(d)
On May 31, 2007, the cost of investments in securities for federal income tax purposes was $88,199,489. There are currently no material differences between federal tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

	Gross unrealized appreciation	$ 3,862,389
	Gross unrealized depreciation	(223,433)
	Net unrealized appreciation	$ 3,638,956

             AMT–Alternative Minimum Tax.  As of May 31, 2007, the aggregate market value of securities subject to the AMT is
     $10,782,875, which represents 17.5% of net assets applicable to common shares.

             FGIC–Financial Guaranty Insurance Corporation
             FNMA–Federal National Mortgage Association
             FSA–Financial Security Assurance
             GNMA–Government National Mortgage Association
             MBIA–Municipal Bond Insurance Association

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  July 24, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  July 24, 2007